Summary of significant accounting policies (Details)	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2026 CNY (¥)
Summary of significant accounting policies (Details) [Line Items]
Liquid investment instruments original maturity duration	3 months
Cash and cash equivalents	$ 415,259	$ 359,043
Depositor	72,485		¥ 500,000
Impairment of long-lived assets	$ 0	0
Current liabilities payment due duration	1 year
Deferred offering cost	$ 541,274	0
Related party transactions immediate family hold percent	10.00%
Employee benefit expenses	$ 48,111	45,754
Statutory surplus reserve fund description	Pursuant to the laws applicable to the PRC, PRC entities must make appropriations from after-tax profit to the non-distributable “statutory surplus reserve fund.” Subject to certain cumulative limits, the “statutory surplus reserve fund” requires annual appropriations of 10% of after-tax profit until the aggregated appropriations reach 50% of the registered capital. For foreign invested enterprises and joint ventures in the PRC, annual appropriations should be made to the “reserve fund.” For foreign invested enterprises, the annual appropriation for the “reserve fund” cannot be less than 10% of after-tax profits until the aggregated appropriations reach 50% of the registered capital. If the Company has accumulated loss from prior periods, the Company is able to use the current period net income after tax to offset against the accumulate loss.
Value added tax rates range percent	13.00%
VAT tax authorities duration	5 years
PRC tax administration and collection law, the statute of limitations duration	3 years
PRC tax administration and collection law, statute of limitations extended duration	5 years
Cash	$ 415,259	$ 359,043
Chromarie International Ltd. [Member]
Summary of significant accounting policies (Details) [Line Items]
Subsidiary ownership percentage	50.00%		50.00%
Henan Lingbao New Materials Technology Co., Ltd. [Member]
Summary of significant accounting policies (Details) [Line Items]
Non-controlling equity interest percent	1.00%	1.00%	1.00%